UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Matthews International Capital Management, LLC
Address:  Four Embarcadero Center, Suite 550
          San Francisco, CA  94111

Form 13F File Number:  028-10629

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Manoj K. Pombra
Title:    Chief Compliance Officer
Phone:    415/955-8122

Signature, Place, and Date of Signing:

     /s/ Manoj K. Pombra       San Francisco, CA            5/12/2011
     -------------------       -----------------            ---------
         [Signature]             [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           29
                                         -----------

Form 13F Information Table Value Total:  $ 1,513,467
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

        COLUMN 1              COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7          COLUMN 8
-------------------------  --------------   ---------  --------  -------------------  ---------- -------- --------------------------
                                                                                                               VOTING AUTHORITY
                                                        VALUE    SHRS OR   SH/  PUT/  INVESTMENT  OTHER   --------------------------
     NAME OF ISSUER        TITLE OF CLASS     CUSIP    (x$1000)  PRN AMT   PRN  CALL  DISCRETION MANAGERS   SOLE    SHARED    NONE
-------------------------  --------------   ---------  --------  --------  ---  ----  ---------- -------- -------- -------- --------
BAIDU INC                  SPON ADR REP A   056752108  136,377     989,600 SH         Sole                  989,600
CHINA KANGHUI HLDGS        SPONSORED ADR    16890V100    8,056     460,100 SH         Sole                  460,100
CHINA LIFE INS CO LTD      SPON ADR REP H   16939P106   10,173     181,500 SH         Sole                  181,500
CHINA LODGING GROUP LTD    SPONSORED ADR    16949N109    4,895     280,700 SH         Sole                  280,700
CHINA MOBILE LIMITED       SPONSORED ADR    16941M109  224,695   4,858,280 SH         Sole                4,858,280
CHINA PETE & CHEM CORP     SPON ADR H SHS   16941R108      547       5,440 SH         Sole                    5,440
CHUNGHWA TELECOM CO LTD    SPON ADR NEW11   17133Q502   90,157   2,893,371 SH         Sole                2,893,371
CNOOC LTD                  SPONSORED ADR    126132109    1,151       4,550 SH         Sole                    4,550
COGNIZANT TECHNOLOGY
  SOLUTIO                  CL A             192446102    3,826      47,000 SH         Sole                   47,000
CTRIP COM INTL LTD         AMERICAN DEP SHS 22943F100  160,871   3,877,353 SH         Sole                3,877,353
HDFC BANK LTD              ADR REPS 3 SHS   40415F101   29,795     175,327 SH         Sole                  175,327
HOME INNS & HOTELS
  MGMT INC                 SPON ADR         43713W107   30,429     769,000 SH         Sole                  769,000
HSBC HLDGS PLC             SPON ADR NEW     404280406  188,626   3,641,428 SH         Sole                3,641,428
ICICI BK LTD               ADR              45104G104    8,884     178,283 SH         Sole                  178,283
INFOSYS TECHNOLOGIES LTD   SPONSORED ADR    456788108   32,888     458,690 SH         Sole                  458,690
KT CORP                    SPONSORED ADR    48268K101   47,135   2,413,450 SH         Sole                2,413,450
LG DISPLAY CO LTD          SPONS ADR REP    50186V102    6,207     394,600 SH         Sole                  159,972
LONGTOP FINL
  TECHNOLOGIES LT          ADR              54318P108    5,026     159,972 SH         Sole                  394,600
MINDRAY MEDICAL INTL LTD   SPON ADR         602675100   26,191   1,039,318 SH         Sole                1,039,318
MITSUBISHI UFJ FINL
  GROUP IN                 SPONSORED ADR    606822104    1,593     346,200 SH         Sole                  346,200
NETEASE COM INC            SPONSORED ADR    64110W102   50,844   1,026,950 SH         Sole                1,026,950
NEW ORIENTAL ED &
  TECH GRP I               SPON ADR         647581107  105,051   1,049,775 SH         Sole                1,049,775
POSCO                      SPONSORED ADR    693483109    5,749      50,300 SH         Sole                   50,300
P T TELEKOMUNIKASI
  INDONESIA                SPONSORED ADR    715684106   86,378   2,572,314 SH         Sole                2,572,314
SINA CORP                  ORD              G81477104   58,267     544,350 SH         Sole                  544,350
SK TELECOM LTD             SPONSORED ADR    78440P108   70,147   3,729,241 SH         Sole                3,729,241
SPREADTRUM COMMUNICATIONS
  IN                       ADR              849415203    3,209     173,000 SH         Sole                  173,000
TAIWAN SEMICONDUCTOR
  MFG LTD                  SPONSORED ADR    874039100  114,002   9,359,741 SH         Sole                9,359,741
TAL ED GROUP               ADR REPSTG COM   874080104    2,298     210,289 SH         Sole                  210,289